FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-3690

First Investors Tax Exempt Funds

(Exact name of registrant as specified in charter)

110 Wall Street

New York, NY 10005

(Address of principal executive offices)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

8th Floor

Edison, NJ 08837-3620

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-858-8000

Date of Fiscal year-end: 12/31/2010

Date of reporting period: 7/1/2009 - 6/30/2010

Item 1. Proxy Voting Record

First Investors Tax Exempt Fund

None

First Investors Tax Exempt Fund II

None

First Investors California Fund

None

First Investors Connecticut Fund

None

First Investors Massachusetts Fund

None

First Investors Michigan Fund

None

First Investors Minnesota Fund

None

First Investors New Jersey Fund

None

First Investors New York Fund

None

First Investors North Carolina Fund

None

First Investors Ohio Fund

None

First Investors Oregon Fund

None

First Investors Pennsylvania Fund

None

First Investors Virginia Fund

None

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

(Registrant)

By: /S/ KATHRYN S. HEAD

Kathryn S. Head

President and Principal Executive Officer

Date: August 26, 2010